Organization - Schedule of Cash Flows of VIEs (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Variable Interest Entity [Line Items]
Net cash (used in)/ provided by operating activities	$ 472,794,063	¥ 3,076,140,032	¥ 794,063,139	¥ (102,319,756)
Net cash used in investing activities	(108,443,753)	(705,567,600)	(3,598,136,678)	(1,864,954,612)
Net cash provided by/ (used in) financing activities	576,965,584	3,753,911,173	3,379,729,509	2,175,459,545
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Net cash (used in)/ provided by operating activities	470,401,073	3,060,570,502	793,604,997	(102,319,756)
Net cash used in investing activities	(88,979,403)	(578,926,690)	(3,598,136,678)	(1,864,954,612)
Net cash provided by/ (used in) financing activities	$ (153,099,726)	¥ (996,112,745)	¥ 3,380,179,509	¥ 2,175,459,545